PREPAID LAND LEASES (Tables)	12 Months Ended
Jun. 30, 2023
PREPAID LAND LEASES
Summary of prepaid land leases	A summary of prepaid land leases is as follows:

	June 30,
	2022	2023
Prepaid land leases	$16,146	$15,222
Less: Accumulated amortization	(3,699)	(3,719)

	$12,447	$11,503

Schedule of Annual amortization of prepaid land leases	The annual amortization of prepaid land leases for each of the five succeeding years is as follows:

Year ending June 30,
2024	$331
2025	331
2026	331
2027	331
2028	331